UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2006

(Dollar Amounts in Thousands)

(continued)

Outstanding Principal Balance	Description	Stated Interest Rate%	Maturity Date	Internal Rate of Return% (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	COLLEGE AND UNIVERSITY LOANS (63.7%)
	ALABAMA
$8	Birmingham-Southern College	3.00	10/01/2006	12.48	$7
200	Birmingham-Southern College	3.00	10/01/2010	12.47	158
2	Stillman College	3.00	02/01/2007	13.24	2
1,416	University of Alabama	3.00	05/01/2021	12.27	809
199	University of Montevallo	3.00	05/01/2023	12.30	106
	CALIFORNIA
563	Azusa Pacific University	3.00	04/01/2017	12.96	349
1,170	California State University	3.00	11/01/2012	10.57	904
20	Foothill College	3.00	10/01/2006	11.76	19
215	Monterey Peninsula College	3.00	10/01/2018	11.95	131
305	San Diego State University	3.00	11/01/2021	11.93	170
640	San Francisco State University	3.00	11/01/2021	11.93	358
	FLORIDA
45	Florida Atlantic University	3.00	07/01/2006	11.85	42
	HAWAII
135	University of Hawaii at Manoa	3.00	10/01/2006	11.76	126
	ILLINOIS
350	Concordia College	3.00	05/01/2011	12.64	275
	INDIANA
125	Anderson College	3.00	03/01/2010	13.02	102
285	Taylor University	3.00	10/01/2010	12.45	224
1,270	University of Notre Dame	3.00	04/01/2018	12.95	761
	IOWA
645	Drake University	3.00	10/01/2012	12.71	477
	KANSAS
170	Emporia State University	3.00	04/01/2009	12.33	147
21	Kansas Newman College	3.00	04/01/2006	13.10	20
	LOUISIANA
395	Xavier University	3.00	10/01/2017	12.54	237
	MARYLAND
910	Western Maryland College	3.00	11/01/2016	12.44	576
	MASSACHUSETTS
166	Atlantic Union College	3.00	05/01/2023	12.68	85
692	Boston University	3.00	12/31/2022	11.87	369
51	Hampshire College	3.00	11/01/2006	12.43	50
84	Springfield College	3.00	05/01/2011	12.59	66
	MICHIGAN
$880	Albion College	3.00	10/01/2015	12.51	$574
245	Alma College	3.00	04/01/2010	11.87	203
2,293	Finlandia University	3.00	08/01/2014	12.70	1,196

1

Outstanding Principal Balance	Description	Stated Interest Rate%	Maturity Date	Internal Rate of Return% (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	MINNESOTA
950	Augsburg College	3.00	04/01/2016	12.95	611
$415	College of St. Thomas	3.00	04/01/2017	12.95	$258
	MISSISSIPPI
50	Jackson State University	3.00	01/01/2007	12.50	43
30	Mississippi Valley State	3.00	07/01/2008	11.89	26
98	Tougaloo College	3.00	06/01/2021	12.44	53
	MISSOURI
168	Missouri Southern State College	3.00	12/01/2008	10.56	140
100	Missouri Western State College	3.00	10/01/2008	11.77	86
	NEBRASKA
79	University of Nebraska	3.00	07/01/2013	10.59	59
	NEW HAMPSHIRE
245	Daniel Webster College	3.00	04/01/2019	12.99	142
232	New England College	3.625	10/01/2013	12.37	169
750	New England College	3.00	04/01/2019	12.96	436
423	Rivier College	3.625	04/01/2014	12.78	303
	NEW JERSEY
87	Fairleigh Dickinson University	3.00	11/01/2020	12.09	50
	NEW YORK
92	Alfred University	3.00	11/01/2007	12.41	82
424	Long Island University	3.00	06/01/2016	12.34	269
869	Sarah Lawrence College	3.00	11/01/2021	12.64	482
	NORTH CAROLINA
80	Montreat-Anderson College	3.00	12/01/2019	12.19	46
140	North Carolina State University	3.00	09/01/2006	8.02	134
945	University of North Carolina	3.00	01/01/2018	11.49	583
	OHIO
1,335	Case Western Reserve University	3.00	04/01/2016	10.54	945
51	Riverside Hospital	3.00	04/01/2007	13.09	48
166	University of Steubenville	3.375	04/01/2012	12.88	126
234	University of Steubenville	3.00	04/01/2017	12.96	145
	PENNSYLVANIA
427	Carnegie - Mellon University	3.00	11/01/2017	10.45	292
$460	Harcum Junior College	3.00	11/01/2015	12.44	$302
20	Susquehanna University	3.00	11/01/2006	12.44	19
260	Susquehanna University	3.625	11/01/2014	12.32	182
86	Swarthmore College	3.00	11/01/2013	12.30	61
298	Temple University	3.375	11/01/2014	11.99	214
	RHODE ISLAND
276	Community College of Rhode Island	3.00	04/01/2018	12.10	173

2

Outstanding Principal Balance	Description	Stated Interest Rate%	Maturity Date	Internal Rate of Return% (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	SOUTH CAROLINA
$12	Benedict College	3.00	11/01/2006	12.42	$11
660	College of Charleston	3.00	07/01/2016	12.02	426
563	Morris College	3.00	11/01/2013	12.42	396
	TENNESSEE
77	Bryan College	3.00	02/01/2010	12.68	61
263	Vanderbilt University	3.00	06/30/2009	10.39	222
	TEXAS
413	Jarvis Christian College	3.00	04/01/2019	12.96	241
100	Laredo Junior College	3.00	08/01/2009	11.82	83
123	St. Edward’s University	3.625	04/01/2013	12.80	91
70	Texas College	3.00	04/01/2007	13.09	65
428	Texas Tech University	3.625	03/01/2013	10.80	334
2,795	Texas Tech University	3.375-3.50	03/01/2012	10.83	2,244
	VERMONT
890	Middlebury College	3.00	04/01/2018	12.87	566
55	St. Michael’s College	3.00	04/01/2008	13.06	50
2,093	University of Vermont	3.00	10/01/2019	12.19	1,240
	VIRGINIA
1,255	Old Dominion University	3.00	06/01/2013	11.70	895
	WASHINGTON
40	Western Washington University	3.00	10/01/2007	11.16	36
33,127	Total College and University Loans				21,983

	Allowance for Loan Losses				660

	Net Loans of the Trust				21,323

	INVESTMENT AGREEMENTS (36.3%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
9,559	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	9,559
12,159	Total Investment Agreements				12,159
$45,286	Total Investments (100.0%)				$33,482

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

3

Item 2.           Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3.           Exhibits.

The following exhibits are attached to this Form N-Q:

1)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)              Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

3)              Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

4)              GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 28, 2006

* Print the name and title of each signing officer under his or her signature.